Provisions - Balances of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions	€ 3,138	€ 3,883
Provisions for regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,379	1,277
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	1,072	1,693
Telefónica Brazil | Provisions for tax proceedings
Disclosure of other provisions [line items]
Other provisions	440	902	€ 911
Telefónica Brazil | Provisions for tax proceedings | Federal taxes
Disclosure of other provisions [line items]
Other provisions	119	127
Telefónica Brazil | Provisions for tax proceedings | State taxes
Disclosure of other provisions [line items]
Other provisions	205	58
Telefónica Brazil | Provisions for tax proceedings | Municipal taxes
Disclosure of other provisions [line items]
Other provisions	8	8
Telefónica Brazil | Provisions for tax proceedings | FUST, FISTEL and EBC
Disclosure of other provisions [line items]
Other provisions	108	709
Telefónica Brazil | Provisions for regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	230	278
Telefónica Brazil | Provisions for labor claims
Disclosure of other provisions [line items]
Other provisions	176	247
Telefónica Brazil | Provisions for civil proceedings
Disclosure of other provisions [line items]
Other provisions	€ 226	€ 266